Note 7 - Senior Secured Convertible Promissory Note - Schedule of Debt Conversions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Nov. 01, 2024	Sep. 27, 2024	Jun. 21, 2024	Mar. 28, 2024	Jul. 18, 2023	Mar. 28, 2023
Original debt principle amount	$ 34,000
Accrued interest reclassified	2,835
Reclassified debt amount	$ 36,835
Convertible Promissory Note Reclassified Into Series C Preferred Stock [Member]
Original debt principle amount						$ 6,000	$ 8,000
Accrued interest reclassified						0	0
Reclassified debt amount						$ 6,000	$ 8,000
Convertible Promissory Note Reclassified Into Series D Preferred Stock [Member]
Original debt principle amount				$ 7,200	$ 8,000
Accrued interest reclassified				1,638	0
Reclassified debt amount				$ 8,838	$ 8,000
Convertible Promissory Note Reclassified Into Series E Preferred Stock [Member]
Original debt principle amount		$ 2,400	$ 2,400
Accrued interest reclassified		600	597
Reclassified debt amount		$ 3,000	$ 2,997